DERIVATIVES AND FINANCIAL INSTRUMENTS (Schedule of Foreign Currency Risk Short Term Financial Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Cash	$ 9,561	$ 9,845
Euro [Member]
Disclosure of detailed information about financial instruments [line items]
Cash	235	214
Trade and other receivable	1,396	852
Trade and other payables	(1,936)	(1,983)
Total exposure	(305)	(917)
GBP [Member]
Disclosure of detailed information about financial instruments [line items]
Cash	443	520
Trade and other receivable	101	157
Trade and other payables	(16)	(29)
Total exposure	528	648
SEK [Member]
Disclosure of detailed information about financial instruments [line items]
Cash	5	46
Trade and other receivable		68
Trade and other payables	(239)	(4,528)
Total exposure	(234)	(4,414)
CAD [Member]
Disclosure of detailed information about financial instruments [line items]
Cash	2,107	845
Trade and other receivable	298	414
Trade and other payables	(86)	(85)
Total exposure	2,319	1,174
BRL [Member]
Disclosure of detailed information about financial instruments [line items]
Cash	443	371
Trade and other receivable	1,958	1,103
Trade and other payables	(2,235)	(1,976)
Total exposure	166	(502)
Other [Member]
Disclosure of detailed information about financial instruments [line items]
Cash	16	7
Trade and other receivable	6
Trade and other payables
Total exposure	$ 22	$ 7